Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 15. Subsequent events

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted. OBBBA amends U.S. tax law including provisions related to bonus depreciation, research and development and foreign derived intangible income. The Company is currently evaluating the impact of the OBBBA on its condensed consolidated financial statements.